Summary of Significant Accounting Policies (Detail) - Change in Fair Value of Level 3 Liabilities (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Embedded conversion feature of Senior Secured Notes	$ 5,737,000	$ 0	$ 0
Embedded conversion feature of Senior Secured Notes	4,908,000
Embedded conversion feature of Senior Secured Notes	$ 829,000